Shareholders' Equity - Stock-based Compensation Expense Related to Stock Options, RSUs and PSUs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	$ 112.5	$ 106.7	$ 89.3
Cost of Revenues
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	4.5	4.4	3.6
Research and Development
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	23.5	18.9	17.6
Selling and Marketing
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	36.8	28.8	20.8
General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation	$ 47.7	$ 54.6	$ 47.3